SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

The date of this supplement is June 30, 2020.

For the MFS® Funds listed below:

MFS® AGGRESSIVE GROWTH ALLOCATION FUND	MFS® GROWTH ALLOCATION FUND
MFS® BLENDED RESEARCH® GROWTH EQUITY FUND	MFS® INTERNATIONAL DIVERSIFICATIONSM FUND
MFS® BLENDED RESEARCH® MID CAP EQUITY FUND	MFS® INTERNATIONAL GROWTH FUND
MFS® BLENDED RESEARCH® SMALL CAP EQUITY FUND	MFS® INTERNATIONAL INTRINSIC VALUE FUND
MFS® BLENDED RESEARCH® VALUE EQUITY FUND	MFS® INTERNATIONAL LARGE CAP VALUE FUND
MFS® CONSERVATIVE ALLOCATION FUND	MFS® MANAGED WEALTH FUND
MFS® EMERGING MARKETS EQUITY FUND	MFS® MODERATE ALLOCATION FUND

Effective June 30, 2020, the “Ticker Symbols” table on the cover page is amended to include the following:
Fund	Ticker Symbols
	Class A	Class B	Class C	Class 529A	Class 529B	Class 529C
MFS® International Large Cap Value Fund	MKVBX	N/A	MKVCX	N/A	N/A	N/A

Fund	Ticker Symbols
	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
MFS® International Large Cap Value Fund	MKVIX	MKVDX	MKVEX	MKVFX	MKVGX	MKVHX

Effective immediately, the following sentence is added to the paragraph following the "Ticker Symbols" table:
In addition, this SAI should be read in conjunction with the Prospectus dated June 30, 2020, for the MFS International Large Cap Value Fund, as may be amended or supplemented from time to time. MFS International Large Cap Value Fund had not commenced operations as of the fiscal year ended May 31, 2020; therefore, no Financial Statements nor Financial Highlights for such Fund are incorporated by reference into this SAI.
MFS International Large Cap Value Fund's fiscal year end is May 31. Certain information for MFS International Large Cap Value Fund as of May 31, 2020, is not included in this Statement of Additional Information because the Fund had not commenced operations as of May 31, 2020.
Effective June 30, 2020, the first paragraph of the sub-section entitled “Organization of the Fund” under the main heading entitled “Management of the Fund” is restated in its entirety as follows:
Organization of the Fund
MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund, each an open-end investment company, are series of MFS Series Trust X, a Massachusetts business trust organized in 1985. Prior to June 1, 2019, MFS International Intrinsic Value Fund was known as MFS International Value Fund. MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund are diversified funds.
Effective June 30, 2020, the following paragraph is added to the section under the sub-heading “Investment Advisory Agreement” within the sub-section entitled “Investment Adviser” under the main heading entitled “Management of the Fund”:

For MFS International Large Cap Value Fund, the management fee set forth in the Investment Advisory Agreement is 0.75% of the Fund's average daily net assets annually up to $2.5 billion; 0.70% of the Fund's average daily net assets annually in excess of $2.5 billion and up to $5 billion; 0.65% of the Fund's average daily net assets annually in excess of $5 billion and up to $10 billion; 0.62% of the Fund's average daily net assets annually in excess of $10 billion and up to $20 billion; and 0.60% of the Fund's average daily net assets annually in excess of $20 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund's Board. MFS has agreed in writing to bear the Fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.96% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.71% of the class' average daily net assets annually for each of Class C and Class R1 shares, 0.71% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.21% of the class' average daily net assets annually for Class R2 shares, and 0.67% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund's Board, but such agreement will continue until at least September 30, 2021.

1041721 1                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

Effective June 30, 2020, the sub-section entitled “Custodian” under the main heading entitled “Management of the Fund” is restated in its entirety as follows:
Custodian
State Street Bank and Trust Company ("State Street”), with a place of business at State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as the custodian of the assets of MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. State Street is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, providing reports on foreign securities depositaries, maintaining books of original entry and other required books and accounts, and calculating the daily net asset value of each class of shares.
JPMorgan Chase Bank ("JPMorgan”), with a place of business at One Chase Manhattan Plaza, New York, NY 10081, serves as the custodian of the assets of MFS Blended Research Mid Cap Equity Fund and MFS International Large Cap Value Fund. JPMorgan is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, and providing reports on foreign securities depositaries. JPMorgan Chase Bank, N.A., as successor in interest to an affiliate of JPMorgan, J.P. Morgan Investor Services Co., with a place of business at One Beacon Street, Boston, MA 02108, is responsible for maintaining books of original entry and other required books and accounts and calculating the daily net asset value of each class of shares.
There is an expense offset arrangement that reduces the Fund’s custodian fees based upon the amount of U.S. Dollars deposited by the Fund with JPMorgan.

Effective June 30, 2020, the fourth paragraph of the section entitled “Distribution Plan” is restated in its entirety as follows:

The Distribution Plan is a compensation plan, meaning that MFD will receive payment without regard to the actual expenses it incurs under the Distribution Plan for distribution and shareholder services.  The distribution and service fees paid to MFD equal on an annual basis up to the following maximum percentages of average daily net assets of the class of the Fund (as applicable):

Class	Maximum Distribution Fee	Maximum Service Fee	Maximum Total Distribution and Service Fee
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class B1	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class 529A	0.00%	0.25%	0.25%
Class 529B	0.75%	0.25%	1.00%
Class 529C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

1041721 2                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

Effective June 30, 2020, the following is added to the end of the section entitled “Independent Registered Public Accounting Firm and Financial Statements”:
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(S) AND FINANCIAL STATEMENTS
Ernst & Young LLP also serves as the independent registered public accounting firm for MFS International Large Cap Value Fund providing audit and related services, tax return review, and assistance in connection with various SEC filings.
MFS International Large Cap Value Fund had not commenced operations as of the fiscal year ended May 31, 2020; therefore, no Financial Statements nor Financial Highlights for such Fund are incorporated by reference into this SAI.

Effective June 30, 2020, the following is added to the table entitled “Trustee Compensation Table” under the main heading entitled “Appendix B - Trustee Compensation and Committees”:

Trustee Compensation Table

	Name and Position
	Interested Trustees		Independent Trustees
Aggregate Compensation Paid by Fund	Robert J. Manning	Robin A. Stelmach	Steven E. Buller	John A. Caroselli	Maureen R. Goldfarb	Michael Hegarty[1]	Peter D. Jones	John P. Kavanaugh	James W. Kilman Jr.	Clarence Otis Jr.	Maryanne L. Roepke	Laurie J. Thomsen

MFS International Large Cap Value Fund#	Not Applicable	Not Applicable	$1,848	$1,818	$1,818	Not Applicable	$1,770	$2,131	$1,770	$1,770	$1,818	$1,818
Total Trustee Compensation Paid by Fund and Fund Complex[2]	Not Applicable	Not Applicable	$397,059	$380,809	$390,809	$394,809	$380,809	$445,809	$384,809	$385,809	$395,809	$390,809

1 Mr. Hegarty retired as Trustee of the Fund on December 31, 2019.
2 For the calendar year 2019 for 133 funds that paid Trustee compensation.
# Estimated amounts for the fiscal year ending May 31, 2021.

Effective June 30, 2020, the first paragraph of the sub-section entitled “Ownership by Trustees and Officers” under the main heading entitled “Appendix C – Share Ownership” is restated in its entirety as follows:

As of May 31, 2020, the Trustees and Officers of the Trust as a group owned of record less than 1% of any class of the Fund's shares.  The Board has adopted a policy requiring that each Independent Trustee shall have invested on an aggregate basis, within two years of membership on the Board, an amount equal to his or her prior calendar year’s base retainer and meeting attendance fees in shares of the MFS Funds.

Effective June 30, 2020, the following paragraph is added after the first paragraph of the sub-section entitled “Ownership by Trustees and Officers” under the main heading entitled “Appendix C – Share Ownership”:

As of December 31, 2019, the Trustees and Officers of the Trust as a group owned of record less than 1% of any class of the shares of MFS International Large Cap Value Fund.

Effective June 30, 2020, the second and third paragraphs of the sub-section entitled “Ownership by Trustees and Officers” under the main heading entitled “Appendix C – Share Ownership” are restated in their entirety as follows:

The following table shows the dollar range of equity securities beneficially owned by each current Trustee in the Fund and, on an aggregate basis, in the MFS Funds, as of December 31, 2019.  No Trustee owned shares of MFS International Large Cap Value Fund as of December 31, 2019, because shares of MFS International Large Cap Value Fund had not been offered for sale as of December 31, 2019.
The following dollar ranges apply:

N.  None
A.  $1 – $10,000
B.  $10,001 – $50,000
C.  $50,001 – $100,000
D.  Over $100,000

1041721 3                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

Name and Position	Dollar Range of Equity Securities in MFS Aggressive Growth Allocation Fund	Dollar Range of Equity Securities in MFS Blended Research Growth Equity Fund	Dollar Range of Equity Securities in in MFS Blended Research Mid Cap Equity Fund	Dollar Range of Equity Securities in MFS Blended Research Small Cap Equity Fund
Interested Trustees
Robert J. Manning	N	N	N	N
Robin A. Stelmach	D	N	N	N

Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
Peter D. Jones	N	N	N	N
John P. Kavanaugh	N	N	N	N
James W. Kilman, Jr.	N	N	N	N
Clarence Otis, Jr.	N	N	N	N
Maryanne L. Roepke	N	N	N	N
Laurie J. Thomsen	N	N	N	N

Name and Position	Dollar Range of Equity Securities in MFS Blended Research Value Equity Fund	Dollar Range of Equity Securities in MFS Conservative Allocation Fund	Dollar Range of Equity Securities in MFS Emerging Markets Equity Fund	Dollar Range of Equity Securities in MFS Growth Allocation Fund
Interested Trustees
Robert J. Manning	N	N	N	N
Robin A. Stelmach	N	D	N	D

Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli	N	N	N	N
Maureen R. Goldfarb	N	N	N	A
Peter D. Jones	N	N	N	D
John P. Kavanaugh	N	N	B	N
James W. Kilman, Jr.	N	N	B	N
Clarence Otis, Jr.	N	N	N	N
Maryanne L. Roepke	N	N	N	N
Laurie J. Thomsen	N	N	N	N

1041721 4                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

Name and Position	Dollar Range of Equity Securities in MFS International Diversification Fund	Dollar Range of Equity Securities in MFS International Growth Fund	Dollar Range of Equity Securities in MFS International Intrinsic Value Fund	Dollar Range of Equity Securities in MFS Managed Wealth Fund
Interested Trustees
Robert J. Manning	N	N	N	N
Robin A. Stelmach	D	N	N	D

Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli	N	N	N	N
Maureen R. Goldfarb	N	B	C	N
Peter D. Jones	N	N	N	N
John P. Kavanaugh	N	N	N	N
James W. Kilman, Jr.	D	B	N	N
Clarence Otis, Jr.	D	D	N	N
Maryanne L. Roepke	N	N	D	N
Laurie J. Thomsen	N	N	B	N

Name and Position	Dollar Range of Equity Securities in MFS Moderate Allocation Fund	Aggregate Dollar Range of Equity Securities in All MFS Funds Overseen by Trustee
Interested Trustees
Robert J. Manning	N	D
Robin A. Stelmach	D	D

Independent Trustees
Steven E. Buller	N	D
John A. Caroselli	N	D
Maureen R. Goldfarb	N	D
Peter D. Jones	N	D
John P. Kavanaugh	N	D
James W. Kilman, Jr.	N	D
Clarence Otis, Jr.	N	D
Maryanne L. Roepke	N	D
Laurie J. Thomsen	N	D

1041721 5                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

Effective June 30, 2020, the sub-section entitled “25% or Greater Ownership of the Fund” under the main heading entitled “Appendix C – Share Ownership” is restated in its entirety as follows:
25% or Greater Ownership of the Fund
The following table identifies those investors who own 25% or more of the Fund’s voting shares as of May 31, 2020.  Shareholders who own 25% or more of the Fund’s shares may have a significant impact on any shareholder vote of the Fund.

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS AGGRESSIVE
GROWTH ALLOCATION
FUND	None	None

MFS BLENDED
RESEARCH GROWTH
EQUITY FUND	None	None

MFS BLENDED
RESEARCH MID
CAP EQUITY FUND	None	None

MFS BLENDED
RESEARCH SMALL
CAP EQUITY FUND	None	None

MFS BLENDED
RESEARCH VALUE
EQUITY FUND	None	None

MFS CONSERVATIVE
ALLOCATION FUND	None	None

MFS EMERGING
MARKETS EQUITY
FUND	89.50	MFS INTERNATIONAL DIVERSIFICATION FUND[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS GROWTH
ALLOCATION FUND	None	None

MFS INTERNATIONAL
DIVERSIFICATION FUND	None	None

MFS INTERNATIONAL
GROWTH FUND	44.04	MFS INTERNATIONAL DIVERSIFICATION FUND[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS INTERNATIONAL
INTRINSIC VALUE
FUND	None	None

1041721 6                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR

MFS MANAGED
WEALTH FUND	None	None

MFS MODERATE
ALLOCATION FUND	None	None

1 The MFS Funds listed above will generally vote these shares in the same proportion as other shareholders. If there are no other shareholders of the Fund, the MFS Fund will vote in what MFS believes to be the MFS Fund's best long-term economic interest.
As of June 28, 2020, no shares of MFS International Large Cap Value Fund were owned because the Fund had not yet commenced operations.
Effective June 30, 2020, the sub-section entitled “5% or Greater Ownership of the Share Class” under the main heading entitled “Appendix C – Share Ownership” is restated in its entirety as follows:
5% or Greater Ownership of Share Class
The following table identifies those investors who own of record or are known by a Fund to own beneficially 5% or more of any class of a Fund’s outstanding shares as of May 31, 2020.

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS AGGRESSIVE
GROWTH ALLOCATION
FUND
CLASS A	17.22	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	10.84	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	7.85	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.31	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.50	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	28.71	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS AGGRESSIVE
GROWTH ALLOCATION
FUND
CLASS B	15.93	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	11.13	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	46.66	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS AGGRESSIVE
GROWTH ALLOCATION
FUND
CLASS C	20.11	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	10.91	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523

1041721 7                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	9.71	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.30	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	7.07	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.87	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	19.57	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS AGGRESSIVE
GROWTH ALLOCATION
FUND
CLASS 529A	18.69	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	81.19	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS AGGRESSIVE
GROWTH ALLOCATION
FUND
CLASS 529B	99.91	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS AGGRESSIVE
GROWTH ALLOCATION
FUND
CLASS 529C	98.17	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS AGGRESSIVE
GROWTH ALLOCATION
FUND
CLASS I	31.46	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	28.71	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	7.98	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.59	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
MFS AGGRESSIVE
GROWTH ALLOCATION
FUND
CLASS R1	60.23	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	60.23	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	30.29	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
MFS AGGRESSIVE
GROWTH ALLOCATION
FUND
CLASS R2	51.15	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	51.15	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	22.89	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	6.55	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304

1041721 8                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS AGGRESSIVE
GROWTH ALLOCATION
FUND
CLASS R3	38.35	GREAT WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	30.46	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	30.30	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	8.55	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
MFS AGGRESSIVE
GROWTH ALLOCATION
FUND
CLASS R4	22.13	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	13.30	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	11.25	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	11.21	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	10.36	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	7.43	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	6.66	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.74	JOHN HANCOCK TRUST CO LLC	690 CANTON ST STE 100	WESTWOOD MA 02090-2324
	5.54	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	5.54	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
MFS BLENDED
RESEARCH GROWTH
EQUITY FUND
CLASS A	90.89	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
MFS BLENDED
RESEARCH GROWTH
EQUITY FUND
CLASS B	20.55	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	17.57	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	12.56	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.10	PETER C COPPOLA & ANNE M COPPOLA	4 GARDNER WAY	MILFORD NJ 08848-1634
	6.05	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	31.44	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS BLENDED
RESEARCH GROWTH
EQUITY FUND
CLASS C	37.08	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	19.26	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091

1041721 9                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	14.05	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	11.72	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	5.32	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS BLENDED
RESEARCH GROWTH
EQUITY FUND
CLASS I	82.17	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.77	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
MFS BLENDED
RESEARCH GROWTH
EQUITY FUND
CLASS R1	99.76	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS BLENDED
RESEARCH GROWTH
EQUITY FUND
CLASS R2	47.30	L&S ELECTRIC INC TRUSTEE FBO L&S ELECTRIC INC	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	33.44	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	19.27	AMFO & CO	1010 GRAND BLVD	PO BOX 419692
MFS BLENDED
RESEARCH GROWTH
EQUITY FUND
CLASS R3	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS BLENDED
RESEARCH GROWTH
EQUITY FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS BLENDED
RESEARCH GROWTH
EQUITY FUND
CLASS R6	91.15	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	17.74	MFS LIFETIME 2040 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	17.73	MFS LIFETIME 2030 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	13.32	MFS LIFETIME 2035 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	10.27	MFS LIFETIME 2045 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

1041721 10                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	10.13	MFS LIFETIME 2050 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	8.83	MFS LIFETIME INCOME FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	7.59	MFS LIFETIME 2025 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	5.54	MFS LIFETIME 2055 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
MFS BLENDED
RESEARCH MID
CAP EQUITY FUND
CLASS A	98.72	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
MFS BLENDED
RESEARCH MID
CAP EQUITY FUND
CLASS B	66.13	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	13.23	NED E OSTENSO	233 BLAKE RD S	HOPKINS MN 55343-2022
	31.14	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS BLENDED
RESEARCH MID
CAP EQUITY FUND
CLASS C	43.97	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	8.01	NOAH H DOMNICK & ELIZABETH K DOMNICK	10406 MOURNING DOVE DR	AUSTIN TX 78750-1622
	6.98	NOE A CANO	3108 SKELLY RD	BAY CITY TX 77414-3752
	6.14	CONSTANTINE C VAVOLOTIS	PO BOX 14519	EAST PROVIDENCE RI 02914-0519
	5.97	CHRISTOPHER J THOMPSON	9410 WILLARD ST	ROWLETT TX 75088-4455
	5.50	SARAH E MORRISS	17718 NW MARYLHURST CT	PORTLAND OR 97229-1793
	5.17	JOANNE K LEDUC	146 COLLAMER RD	HILTON NY 14468-9102
	41.60	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS BLENDED
RESEARCH MID
CAP EQUITY FUND
CLASS I	98.04	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
MFS BLENDED
RESEARCH MID
CAP EQUITY FUND
CLASS R1	62.27	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	37.73	ASCENSUS TRUST CO	PO BOX 10758	FARGO ND 58106-0758
	37.73	YCC PRODUCTS	PO BOX 10758	FARGO ND 58106-0758

1041721 11                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS BLENDED
RESEARCH MID
CAP EQUITY FUND
CLASS R2	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS BLENDED
RESEARCH MID
CAP EQUITY FUND
CLASS R3	80.92	NATIONWIDE TRUST CO	PO BOX 182029	COLUMBUS OH 43218-2029
	10.66	ALERUS FINANCIAL	PO BOX 64535	SAINT PAUL MN 55164-0535
	10.66	TRI-STAR CABINET & TOP CO INC	PO BOX 64535	SAINT PAUL MN 55164-0535
	6.16	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS BLENDED
RESEARCH MID
CAP EQUITY FUND
CLASS R4	90.75	ASCENSUS TRUST CO	PO BOX 10758	FARGO ND 58106-0758
	90.75	LEECH LAKE BAND OF OJIBWE	PO BOX 10758	FARGO ND 58106-0758
	9.25	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS BLENDED
RESEARCH MID
CAP EQUITY FUND
CLASS R6	94.17	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	19.52	MFS LIFETIME 2030 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	18.62	MFS LIFETIME 2040 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	13.90	MFS LIFETIME 2035 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	10.75	MFS LIFETIME 2050 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	10.59	MFS LIFETIME 2045 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	8.34	MFS LIFETIME INCOME FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.65	MFS LIFETIME 2025 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	5.80	MFS LIFETIME 2055 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
MFS BLENDED
RESEARCH SMALL
CAP EQUITY FUND
CLASS A	63.35	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	10.87	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

1041721 12                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	8.47	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	5.74	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
MFS BLENDED
RESEARCH SMALL
CAP EQUITY FUND
CLASS B	35.58	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	18.82	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	13.25	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	17.61	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS BLENDED
RESEARCH SMALL
CAP EQUITY FUND
CLASS C	47.23	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	12.97	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	11.99	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	11.75	STIFEL NICOLAUS & CO INC	501 N BROADWAY	SAINT LOUIS MO 63102-2137
	5.17	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.95	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS BLENDED
RESEARCH SMALL
CAP EQUITY FUND
CLASS 529A	15.88	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	83.99	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS BLENDED
RESEARCH SMALL
CAP EQUITY FUND
CLASS 529B	21.96	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	13.20	DIANE G EMR	62 VENETIAN DR	LK HOPATCONG NJ 07849-2220
	9.23	MACKENZIE K HARDER	4205 GREAT OAK CIR	GRANITE BAY CA 95746-4801
	5.04	FIELDIN H CULBRETH III	224 CLAIBORNE CT	SPARTANBURG SC 29301-5345
	78.04	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS BLENDED
RESEARCH SMALL
CAP EQUITY FUND
CLASS 529C	7.10	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	6.83	CODY L SMITH JR	36 ROYAL OAK DR	FAR HILLS NJ 07931-2569
	5.22	PAUL BLASE	3342 N SEELEY AVE	CHICAGO IL 60618-6222

1041721 13                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	92.90	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS BLENDED
RESEARCH SMALL
CAP EQUITY FUND
CLASS I	35.05	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	32.03	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	21.58	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.15	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
MFS BLENDED
RESEARCH SMALL
CAP EQUITY FUND
CLASS R1	33.73	CAPITAL BANK & TRUST CO	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	10.35	MIDWEST TIRE & MUFFLER	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	7.23	WSTRC OLFLD SRVCS NC	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	6.39	LISA BREUNER DPM INC	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	5.49	ELEVATING BOATS LLC	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	8.33	TIM DENO TRUSTEE FBO 3D MACHINE	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	7.67	STEPHAN GLATZ BJ POMERANTS TRUSTEE FBO COLUMBUS SURGICAL ASSOCIATES	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
MFS BLENDED
RESEARCH SMALL
CAP EQUITY FUND
CLASS R2	19.26	CAPITAL BANK & TRUST CO	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	5.62	MICHAEL CHIN TRUSTEE FBO MISSION SURGICAL CLINIC INC	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
MFS BLENDED
RESEARCH SMALL
CAP EQUITY FUND
CLASS R3	58.32	GREAT-WEST TRUST CO LLC	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	29.08	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	29.08	MELANSON HEATH & COMPANY PC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	11.83	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

1041721 14                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS BLENDED
RESEARCH SMALL
CAP EQUITY FUND
CLASS R4	99.58	NATIONWIDE TRUST CO	PO BOX 182029	COLUMBUS OH 43218-2029
MFS BLENDED
RESEARCH SMALL
CAP EQUITY FUND
CLASS R6	33.49	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	11.26	ALASKA USA FEDERAL CREDIT UNION	717 17TH ST STE 1300	DENVER CO 80202-3304
	45.21	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	10.08	MFS LIFETIME 2040 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	9.55	MFS LIFETIME 2030 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	7.09	MFS LIFETIME 2035 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.33	MFS LIFETIME INCOME FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.14	MFS LIFETIME 2050 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.02	MFS LIFETIME 2045 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
MFS BLENDED
RESEARCH VALUE
EQUITY FUND
CLASS A	94.99	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
MFS BLENDED
RESEARCH VALUE
EQUITY FUND
CLASS B	38.83	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	23.85	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	17.09	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	15.37	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS BLENDED
RESEARCH VALUE
EQUITY FUND
CLASS C	38.12	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	16.72	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	11.21	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	9.67	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	6.17	EILEEN M SCHEMBRI	37 WESTHAMPTON WAY	LANSDALE PA 19446-7316
	8.94	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

1041721 15                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS BLENDED
RESEARCH VALUE
EQUITY FUND
CLASS I	30.05	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	29.76	JONATHAN W SAGE	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	20.01	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	11.38	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.06	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
MFS BLENDED
RESEARCH VALUE
EQUITY FUND
CLASS R1	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS BLENDED
RESEARCH VALUE
EQUITY FUND
CLASS R2	82.68	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	17.32	AMFO & CO	1010 GRAND BLVD	PO BOX 419692
MFS BLENDED
RESEARCH VALUE
EQUITY FUND
CLASS R3	91.31	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	6.61	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	6.61	THE NORTH-EASTERN PENNSYLVANIA TELEPHONE CO	100 MAGELLAN WAY	COVINGTON KY 41015-1999
MFS BLENDED
RESEARCH VALUE
EQUITY FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS BLENDED
RESEARCH VALUE
EQUITY FUND
CLASS R6	93.59	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	18.36	MFS LIFETIME 2040 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	18.15	MFS LIFETIME 2030 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

1041721 16                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	13.74	MFS LIFETIME 2035 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	10.56	MFS LIFETIME 2050 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	10.40	MFS LIFETIME 2045 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	8.98	MFS LIFETIME INCOME FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	7.69	MFS LIFETIME 2025 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	5.71	MFS LIFETIME 2055 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
MFS CONSERVATIVE
ALLOCATION FUND
CLASS A	36.90	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	9.01	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.84	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.12	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	15.04	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS CONSERVATIVE
ALLOCATION FUND
CLASS B	18.64	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.51	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	7.87	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	7.26	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.36	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.34	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	22.81	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS CONSERVATIVE
ALLOCATION FUND
CLASS C	19.99	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	16.84	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	13.49	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.88	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	7.48	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.53	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.14	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.18	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

1041721 17                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS CONSERVATIVE
ALLOCATION FUND
CLASS 529A	14.76	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	85.24	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS CONSERVATIVE
ALLOCATION FUND
CLASS 529B	96.60	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS CONSERVATIVE
ALLOCATION FUND
CLASS 529C	10.33	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	89.38	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS CONSERVATIVE
ALLOCATION FUND
CLASS I	28.23	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	10.77	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	9.22	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	8.63	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	8.45	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	8.40	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	7.03	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.16	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
MFS CONSERVATIVE
ALLOCATION FUND
CLASS R1	50.18	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	50.18	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	14.49	EQUITABLE LIFE	500 PLAZA DR	SECAUCUS NJ 07094-3619
	14.06	ASCENSUS TRUST COMPANY	PO BOX 10758	FARGO ND 58106-0758
	14.06	PEDIATRIC & ADOLESCENT CENTER	PO BOX 10758	FARGO ND 58106-0758
	12.30	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
MFS CONSERVATIVE
ALLOCATION FUND
CLASS R2	31.51	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	31.51	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	23.83	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	9.50	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	7.26	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304

1041721 18                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	6.89	MARTIGNETTI COMPANIES LLC	500 JOHN HANCOCK RD	TAUNTON MA 02780-7379
	5.25	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
MFS CONSERVATIVE
ALLOCATION FUND
CLASS R3	29.60	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	28.95	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	17.72	GREAT WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	10.23	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	7.16	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	7.16	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	6.05	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	6.00	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	5.10	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
MFS CONSERVATIVE
ALLOCATION FUND
CLASS R4	21.72	TIAA	211 N BROADWAY STE 1000	SAINT LOUIS MO 63102-2748
	12.36	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	11.48	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	8.88	HEB PARTNER STOCK PLAN	646 S FLORES ST	SAN ANTONIO TX 78204-1219
	8.36	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	6.41	RELIANCE TRUST CO CUST	PO BOX 48529	ATLANTA GA 30362-1529
MFS EMERGING
MARKETS EQUITY
FUND
CLASS A	32.28	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	9.01	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.65	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	15.19	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS EMERGING
MARKETS EQUITY
FUND
CLASS B	14.03	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	9.45	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.90	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405

1041721 19                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	42.87	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS EMERGING
MARKETS EQUITY
FUND
CLASS C	18.25	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	15.39	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	11.28	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.05	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	21.83	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS EMERGING
MARKETS EQUITY
FUND
CLASS I	32.37	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	22.96	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	18.57	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	10.18	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
MFS EMERGING
MARKETS EQUITY
FUND
CLASS R1	67.68	ASCENSUS TRUST CO	PO BOX 10758	FARGO ND 58106-0758
	67.68	YCC PRODUCTS	PO BOX 10758	FARGO ND 58106-0758
	13.21	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	5.56	LINDENHURST PUB SCH UFSD	717 17TH ST STE 1300	DENVER CO 80202-3304
	5.52	STANDISH-STERLING COMM (MI)	717 17TH ST STE 1300	DENVER CO 80202-3304
	9.86	MASS MUTUAL LIFE INSURANCE CO	1295 STATE ST	SPRINGFIELD MA 01111-0001
	5.02	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
MFS EMERGING
MARKETS EQUITY
FUND
CLASS R2	51.14	MASS MUTUAL LIFE INSURANCE CO	1295 STATE ST	SPRINGFIELD MA 01111-0001
	17.76	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	14.43	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	6.65	BARRY ANDERSON DON LOWER TODD WHITL ANDERSON LOWER WHITLOW PC	C/O FASCORE 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

1041721 20                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS EMERGING
MARKETS EQUITY
FUND
CLASS R3	65.58	MASS MUTUAL LIFE INSURANCE CO	1295 STATE ST	SPRINGFIELD MA 01111-0001
	24.97	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
MFS EMERGING
MARKETS EQUITY
FUND
CLASS R4	80.93	VRSCO	2929 ALLEN PKWY STE A6-20	HOUSTON TX 77019-7100
	80.93	AIGFSB CUST TTEE FBO NASSAU HEALTHCARE CORPORATION	2929 ALLEN PKWY STE A6-20	HOUSTON TX 77019-7100
	10.78	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	6.50	MCCLINTOCK & ASSOCIATES	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	6.69	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	6.69	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
MFS EMERGING
MARKETS EQUITY
FUND
CLASS R6	95.98	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	95.98	MFS INTERNATIONAL DIVERSIFICATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
MFS GROWTH
ALLOCATION FUND
CLASS A	31.92	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	10.41	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.90	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	22.52	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS GROWTH
ALLOCATION FUND
CLASS B	17.21	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.70	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	6.58	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.88	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.82	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.47	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	39.37	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

1041721 21                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS GROWTH
ALLOCATION FUND
CLASS C	15.77	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	14.04	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	13.04	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	11.82	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.48	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.28	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.05	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	15.37	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS GROWTH
ALLOCATION FUND
CLASS 529A	23.94	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	75.93	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS GROWTH
ALLOCATION FUND
CLASS 529B	98.33	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS GROWTH
ALLOCATION FUND
CLASS 529C	5.69	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	94.29	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS GROWTH
ALLOCATION FUND
CLASS I	20.17	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	13.43	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	10.74	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	10.20	ICMA RETIREMENT CORPORATION	777 N CAPITOL ST NE STE 600	WASHINGTON DC 20002-4240
	9.03	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	8.50	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.77	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
MFS GROWTH
ALLOCATION FUND
CLASS R1	50.45	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	50.45	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	18.40	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	18.38	EQUITABLE LIFE	500 PLAZA DR	SECAUCUS NJ 07094-3619

1041721 22                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS GROWTH
ALLOCATION FUND
CLASS R2	44.12	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	44.05	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	20.58	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	14.03	MG TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
MFS GROWTH
ALLOCATION FUND
CLASS R3	43.61	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	43.34	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	16.78	GREAT WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	6.01	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.68	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
MFS GROWTH
ALLOCATION FUND
CLASS R4	15.72	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	14.18	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	12.25	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	7.99	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	6.32	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	6.64	ADP ACCESS PRODUCT	1100 ABERNATHY RD	ATLANTA GA 30328-5620
	7.58	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	6.19	ASCENSUS TRUST CO	PO BOX 10758	FARGO ND 58106-0758
	5.63	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	5.43	MATRIX TRUST COMPANY	PO BOX 52129	PHOENIX AZ 85072-2129
MFS INTERNATIONAL
DIVERSIFICATION FUND
CLASS A	43.09	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	18.89	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	7.71	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	7.00	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
MFS INTERNATIONAL
DIVERSIFICATION FUND
CLASS B	28.72	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	11.76	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.51	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.86	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091

1041721 23                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	21.67	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS INTERNATIONAL
DIVERSIFICATION FUND
CLASS C	16.77	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	11.70	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	11.09	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	9.65	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	8.99	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	7.42	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	7.14	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	7.04	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.06	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
MFS INTERNATIONAL
DIVERSIFICATION FUND
CLASS I	26.03	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	14.30	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	10.35	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	7.60	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	7.00	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.81	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.29	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	5.21	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	5.08	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
MFS INTERNATIONAL
DIVERSIFICATION FUND
CLASS R1	20.85	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	5.95	THE NEW YORK PREPARATORY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	20.17	EQUITABLE LIFE	500 PLAZA DR	SECAUCUS NJ 07094-3619
	16.09	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	16.09	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	12.25	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	7.58	PIMS/PRUDENTIAL	PO BOX 15010	NEWPORT BEACH CA 92659-5010
	7.58	W.E. HALL COMPANY	PO BOX 15010	NEWPORT BEACH CA 92659-5010
MFS INTERNATIONAL
DIVERSIFICATION FUND
CLASS R2	24.97	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	11.47	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	11.37	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529

1041721 24                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	8.57	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.17	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	8.06	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	7.10	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
MFS INTERNATIONAL
DIVERSIFICATION FUND
CLASS R3	20.35	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	11.01	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	8.40	RELIANCE TRUST CO	PO BOX 28004	ATLANTA GA 30358-0004
	7.71	MASSMUTUAL	PO BOX 28004	ATLANTA GA 30358-0004
	7.65	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	7.23	WELLS FARGO BANK	1525 WEST WT HARRIS BLVD	CHARLOTTE NC 28262-8522
	6.48	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	5.74	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
MFS INTERNATIONAL
DIVERSIFICATION FUND
CLASS R4	34.57	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	8.95	TIAA	211 N BROADWAY STE 1000	SAINT LOUIS MO 63102-2748
	7.07	GREAT-WEST TRUST CO LLC	8525 E ORCHARD RD	GREENWOOD VLG CO 80111-5002
	5.93	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	5.85	RELIANCE TRUST CO	PO BOX 28004	ATLANTA GA 30358-0004
	5.46	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	5.01	WELLS FARGO BANK	1525 WEST WT HARRIS BLVD	CHARLOTTE NC 28288-1076
MFS INTERNATIONAL
DIVERSIFICATION FUND
CLASS R6	64.38	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	11.38	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
MFS INTERNATIONAL
GROWTH FUND
CLASS A	35.10	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	20.32	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	16.93	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905

1041721 25                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS INTERNATIONAL
GROWTH FUND
CLASS B	15.50	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	15.44	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	10.32	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	32.47	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS INTERNATIONAL
GROWTH FUND
CLASS C	9.91	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.69	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	8.68	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	7.04	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.60	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	6.31	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.89	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	18.01	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS INTERNATIONAL
GROWTH FUND
CLASS I	18.53	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	17.42	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	15.11	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	12.88	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	8.23	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.47	SEI PRIVATE TRUST CO	1 FREEDOM VALLEY DR	OAKS PA 19456-9989
	5.15	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
MFS INTERNATIONAL
GROWTH FUND
CLASS R1	81.22	EQUITABLE LIFE	500 PLAZA DR	SECAUCUS NJ 07094-3619
	7.02	PIMS/PRUDENTIAL	618 S KILROY RD	TURLOCK CA 95380-9531
	7.02	VOLK ENTERPRISES INC	618 S KILROY RD	TURLOCK CA 95380-9531
MFS INTERNATIONAL
GROWTH FUND
CLASS R2	38.92	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	17.94	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	14.94	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	5.62	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773

1041721 26                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	5.62	LINCOLN RETIREMENT SERVICES COMPANY	PO BOX 7876	FORT WAYNE IN 46801-7876
	5.62	SHAWNEE	PO BOX 7876	FORT WAYNE IN 46801-7876
MFS INTERNATIONAL
GROWTH FUND
CLASS R3	30.11	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	21.42	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	8.83	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	8.83	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	6.11	VOYA INSTITUTIONAL TRUST COMPANY	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
MFS INTERNATIONAL
GROWTH FUND
CLASS R4	33.66	MG TRUST COMPANY	700 17TH ST STE 300	DENVER CO 80202-3531
	33.66	UNITED OF OMAHA	700 17TH ST STE 300	DENVER CO 80202-3531
	26.47	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	16.82	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.58	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	6.06	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	5.88	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
MFS INTERNATIONAL
GROWTH FUND
CLASS R6	64.42	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	64.42	MFS INTERNATIONAL DIVERSIFICATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	7.79	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
MFS INTERNATIONAL
INTRINSIC VALUE
FUND
CLASS A	32.04	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	20.64	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	12.45	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	10.29	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
MFS INTERNATIONAL
INTRINSIC VALUE
FUND
CLASS B	28.91	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	8.97	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523

1041721 27                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	8.26	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	7.74	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	7.32	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.09	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	9.98	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS INTERNATIONAL
INTRINSIC VALUE
FUND
CLASS C	12.32	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	11.79	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	10.73	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	9.95	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	9.01	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	8.66	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
	7.26	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.59	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.32	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	5.27	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
MFS INTERNATIONAL
INTRINSIC VALUE
FUND
CLASS I	17.31	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	15.38	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	14.76	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	9.80	MORGAN STANLEY SMITH BARNEY	1 NEW YORK PLAZA FL 12	NEW YORK NY 10004-1901
	8.10	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	7.31	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	5.44	SEI PRIVATE TRUST CO	1 FREEDOM VALLEY DR	OAKS PA 19456-9989
MFS INTERNATIONAL
INTRINSIC VALUE
FUND
CLASS R1	43.54	EQUITABLE LIFE	500 PLAZA DR	SECAUCUS NJ 07094-3619
	11.81	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	10.86	DCGT	711 HIGH ST	DES MOINES IA 50392-0001

1041721 28                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	10.03	MASS MUTUAL LIFE INSURANCE CO	1295 STATE ST	SPRINGFIELD MA 01111-0001
	7.52	MG TRUST COMPANY CUST	717 17TH ST STE 1300	DENVER CO 80202-3304
	5.32	RELIANCE TRUST CO	PO BOX 28004	ATLANTA GA 30358-0004
	5.32	MASSMUTUAL	PO BOX 28004	ATLANTA GA 30358-0004
MFS INTERNATIONAL
INTRINSIC VALUE
FUND
CLASS R2	18.62	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	16.56	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	13.35	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	13.35	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	11.83	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	6.90	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
MFS INTERNATIONAL
INTRINSIC VALUE
FUND
CLASS R3	29.58	NATIONWIDE LIFE INSURANCE COMPANY	PO BOX 182029	COLUMBUS OH 43218-2029
	16.09	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	9.69	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	6.57	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
MFS INTERNATIONAL
INTRINSIC VALUE
FUND
CLASS R4	17.93	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	8.09	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	7.38	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	7.24	MATRIX TRUST COMPANY	PO BOX 52129	PHOENIX AZ 85072-2129
	6.90	MEBT	PO BOX 52129	PHOENIX AZ 85072-2129
	7.06	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	6.07	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	5.76	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
MFS INTERNATIONAL
INTRINSIC VALUE
FUND
CLASS R6	42.14	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

1041721 29                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	42.14	MFS INTERNATIONAL DIVERSIFICATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	8.32	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	8.18	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	6.85	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	5.59	J P MORGAN SECURITIES LLC	4 CHASE METROTECH CTR	BROOKLYN NY 11245-0003
MFS MANAGED
WEALTH FUND
CLASS A	48.54	DANIEL J BOYCE SHELLEY L BOYCE	400 DEVEREUX DR	VILLANOVA PA 19085-1932
	13.18	CHARLES SCHWAB & CO INC	211 MAIN STREET	SAN FRANCISCO CA 94105-1905
	8.57	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.42	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.92	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.42	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS MANAGED
WEALTH FUND
CLASS B	77.30	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	22.70	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
MFS MANAGED
WEALTH FUND
CLASS C	39.15	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	29.81	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	12.68	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.16	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
MFS MANAGED
WEALTH FUND
CLASS I	37.46	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	18.28	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	8.67	TD AMERITRADE INC	PO BOX 2226	OMAHA NE 68103-2226
	6.02	JAMES A JESSEE & KIMBERLY B JESSEE TTEES JAMES A JESSEE REVOCABLE TRUST	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS MANAGED
WEALTH FUND
CLASS R1	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

1041721 30                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS MANAGED
WEALTH FUND
CLASS R2	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS MANAGED
WEALTH FUND
CLASS R3	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS MANAGED
WEALTH FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS MANAGED
WEALTH FUND
CLASS R6	99.60	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
MFS MODERATE
ALLOCATION FUND
CLASS A	35.96	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	9.27	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.11	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.04	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	17.58	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS MODERATE
ALLOCATION FUND
CLASS B	20.76	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	9.71	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	8.24	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	7.17	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.43	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	30.68	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS MODERATE
ALLOCATION FUND
CLASS C	16.56	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	16.43	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	12.81	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	12.20	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	7.56	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091

1041721 31                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	5.86	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.08	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	11.53	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS MODERATE
ALLOCATION FUND
CLASS 529A	19.38	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	80.56	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS MODERATE
ALLOCATION FUND
CLASS 529B	5.65	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	94.35	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS MODERATE
ALLOCATION FUND
CLASS 529C	7.05	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3710
	92.54	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632
MFS MODERATE
ALLOCATION FUND
CLASS I	22.38	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	16.35	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	14.18	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	10.33	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	9.24	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
MFS MODERATE
ALLOCATION FUND
CLASS R1	49.33	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	49.33	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	27.34	EQUITABLE LIFE	500 PLAZA DR	SECAUCUS NJ 07094-3619
	11.66	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
MFS MODERATE
ALLOCATION FUND
CLASS R2	33.25	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	32.88	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	27.63	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	10.59	MG TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	5.75	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	5.00	ASCENSUS TRUST COMPANY	PO BOX 10758	FARGO ND 58106-0758

1041721 32                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR

MFS MODERATE
ALLOCATION FUND
CLASS R3	29.26	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	27.97	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	27.65	GREAT WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	8.53	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.05	AMERICAN UNITED LIFE	PO BOX 368	INDIANAPOLIS IN 46206-0368
	5.39	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
MFS MODERATE
ALLOCATION FUND
CLASS R4	16.97	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	14.81	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	9.90	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	7.02	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	7.99	ADP ACCESS PRODUCT	PO BOX 48529	ATLANTA GA 30362-1529
	8.14	ASCENSUS TRUST CO	PO BOX 10758	FARGO ND 58106-0758
	8.00	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	6.14	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.76	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	5.54	JOHN HANCOCK TRUST CO LLC	690 CANTON ST STE 100	WESTWOOD MA 02090-2324

1 State Street Bank is the record owner of shares of the Fund on behalf of certain investment companies advised by MFS.
As of June 28, 2020, no shares of MFS International Large Cap Value Fund were owned because the Fund had not yet commenced operations.

1041721 33                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

Effective June 30, 2020, the fourth paragraph of the sub-section entitled "Compensation" under the main heading entitled “Appendix D – Portfolio Manager(s)” is restated in its entirety as follows:

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon.  The fixed-length time periods include the portfolio manager's full tenure on each fund and, when available, ten-, five-, and three-year periods.  For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm.  Emphasis is generally placed on longer performance periods when multiple performance periods are available.  Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”).  As of December 31, 2019, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)
MFS Aggressive Growth Allocation Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds

MFS Blended Research Growth Equity Fund	Matt Krummell	Russell 1000® Growth Index Lipper Large-Cap Growth Funds
	Jim Fallon	Russell 1000® Growth Index Lipper Large-Cap Growth Funds
	Jonathan Sage	Russell 1000® Growth Index Lipper Large-Cap Growth Funds
	Jed Stocks	Russell 1000® Growth Index Lipper Large-Cap Growth Funds

MFS Blended Research Mid Cap Equity Fund	Matt Krummell	Russell Midcap® Index Lipper Mid-Cap Core Funds
	Jim Fallon	Russell Midcap® Index Lipper Mid-Cap Core Funds
	Jonathan Sage	Russell Midcap® Index Lipper Mid-Cap Core Funds
	Jed Stocks	Russell Midcap® Index Lipper Mid-Cap Core Funds

MFS Blended Research Small Cap Equity Fund	Matt Krummell	Russell 2000® Index Lipper Small-Cap Core Funds
	Jim Fallon	Russell 2000® Index Lipper Small-Cap Core Funds
	Jonathan Sage	Russell 2000® Index Lipper Small-Cap Core Funds
	Jed Stocks	Russell 2000® Index Lipper Small-Cap Core Funds

MFS Blended Research Value Equity Fund	Jonathan Sage	Russell 1000® Value Index Lipper Large-Cap Value Funds
	Jim Fallon	Russell 1000® Value Index Lipper Large-Cap Value Funds
	Matt Krummell	Russell 1000® Value Index Lipper Large-Cap Value Funds
	Jed Stocks	Russell 1000® Value Index Lipper Large-Cap Value Funds

MFS Conservative Allocation Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg Barclays U.S. Aggregate Bond Index
Lipper Mixed-Asset Target Allocation Conservative Funds

MFS Emerging Markets Equity Fund	Jose Luis Garcia	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds
	Robert Lau	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds
	Harry Purcell	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds

1041721 34                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

MFS Growth Allocation Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Growth Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg Barclays U.S. Aggregate Bond Index
Lipper Mixed-Asset Target Allocation Growth Funds

MFS International Growth Fund	David Antonelli	MSCI All Country World (ex-US) Growth Index (net div) Lipper International Large-Cap Growth Funds
Lipper International Funds Lipper International Multi-Cap Growth Funds
	Matthew Barrett	MSCI All Country World (ex-US) Growth Index (net div) Lipper International Large-Cap Growth Funds Lipper International Funds Lipper International Multi-Cap Growth Funds
	Kevin Dwan	MSCI All Country World (ex-US) Growth Index (net div) Lipper International Large-Cap Growth Funds Lipper International Funds Lipper International Multi-Cap Growth Funds

MFS International Intrinsic Value Fund	Pablo de la Mata
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div)
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Lipper International Funds
Lipper International Multi-Cap Core Funds
Lipper International Multi-Cap Value Funds

Philip Evans[1]
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div)
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Lipper International Funds
Lipper International Multi-Cap Growth Funds
Lipper International Multi-Cap Value Funds

Benjamin Stone
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div)
Lipper International Funds
Lipper International Multi-Cap Core Funds
Lipper International Multi-Cap Value Funds

MFS International Large Cap Value Fund[2]	Steven Gorham	MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) MSCI World (ex-US) Value Index (net div)
	David Shindler	MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) MSCI World (ex-US) Value Index (net div)

MFS Managed Wealth Fund	Robert Almeida	BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index Standard & Poor's 500 Stock Index Lipper Alternative Long/Short Equity Funds
	Barnaby Wiener	BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index Standard & Poor's 500 Stock Index Lipper Alternative Long/Short Equity Funds

MFS Moderate Allocation Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg Barclays U.S. Aggregate Bond Index
Lipper Mixed-Asset Target Allocation Moderate Funds

1 Information is as of February 1, 2020.
2 As of June 30, 2020, MFS expects the benchmarks will be used to measure the portfolio managers' performance for the Fund.

Effective June 30, 2020, the following is added as the last paragraph in the sub-section entitled “Ownership of Fund Shares” under the main heading entitled “Appendix D – Portfolio Manager(s)”:

As of June 28, 2020, no portfolio manager owned shares of MFS International Large Cap Value Fund because the Fund had not yet commenced operations.

1041721 35                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

Effective June 30, 2020, the following is added to the table within the sub-section entitled “Other Accounts” under the main heading entitled “Appendix D – Portfolio Manager(s)”:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS International Large Cap Value Fund	Steven Gorham[4] (Became a Portfolio Manager of the Fund on June 30, 2020)	Registered Investment Companies[3]	18	$71.9 billion
		Other Pooled Investment Vehicles	8	$5.5 billion
		Other Accounts	39	$17.3 billion
	David Shindler[4] (Became a Portfolio Manager of the Fund on June 30, 2020)	Registered Investment Companies[3]	0	Not Applicable
		Other Pooled Investment Vehicles	1	$17.9 million
		Other Accounts	6	$3.3 billion
[3]	Does not include the Fund.
[4]	Account information is as of June 1, 2020.

1041721 36                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

Effective June 30, 2020, the first two paragraphs of the sub-section entitled “Class A, Class A1, and Class 529A Shares – General Provisions” under the sub-heading entitled “Commissions and Distribution Plan Payments” under the main heading entitled “Appendix I – Financial Intermediary Compensation” are restated in their entirety as follows:
Class A, Class A1, and Class 529A Shares – General Provisions
For purchases of Class A, Class A1, and Class 529A shares subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an up-front commission of up to the following amounts:
For Equity/Total Return Funds (currently for this purpose, Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Blended Research Core Equity Fund, MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research International Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Commodity Strategy Fund, MFS Core Equity Fund, MFS Global Alternative Strategy Fund, MFS Emerging Markets Equity Fund, MFS Equity Income Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Global Total Return Fund, MFS Growth Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS Managed Wealth Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS New Discovery Fund, MFS New Discovery Value Fund, MFS Prudent Investor Fund, MFS Research Fund, MFS Research International Fund, MFS Technology Fund, MFS Utilities Fund, and MFS Value Fund):
Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1,000,000	1.75%

Effective June 30, 2020, the sub-section entitled "Business Continuity" under the main heading entitled "Appendix J – INVESTMENT STRATEGIES AND RISKS" is restated in its entirety as follows:
Business Continuity.  MFS has developed a Business Continuity Program (the “Program”) that is designed to minimize the disruption of normal business operations in the event of an adverse incident impacting MFS, its affiliates, or the Fund.  While MFS believes that the Program is comprehensive and should enable it to reestablish normal business operations in a timely manner in the event of an adverse incident, there are inherent limitations in such programs (including the possibility that contingencies have not been anticipated and procedures do not work as intended) and under some circumstances, MFS, its affiliates, and any vendors used by MFS, its affiliates, or the Fund could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, natural disasters, outbreaks of pandemic or epidemic diseases, acts of governments, any act of declared or undeclared war (including acts of terrorism), power shortages or failures, utility or communication failure or delays (including disruptions to broadband and Internet services), labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. These circumstances, including systems failures and malfunctions, could cause disruptions and negatively impact the Fund's service providers and the Fund's business operations, potentially including an inability to process Fund shareholder transactions, an inability to calculate the Fund's net asset value and price the Fund's investments, and impediments to trading portfolio securities. Disruptions to business operations may exist or persist even if employees of MFS, its affiliates, and any vendors used by MFS, its affiliates, or the Fund are able to work remotely. The Fund's ability to recover any losses or expenses it incurs as a result of a disruption of business operations may be limited by the liability, standard of care, and related provisions in its contractual arrangements with MFS and other service providers.

Effective June 30, 2020, the following is added as the third to last paragraph in the sub-section entitled "Debt Instruments" and as the last paragraph in the sub-section entitled "Equity Securities," both under the main heading entitled "Appendix J – INVESTMENT STRATEGIES AND RISKS":
A widespread health crisis such as a global pandemic could cause substantial market volatility and have long-term effects on the U.S. and world economies and markets generally.  For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity.  The impact of this outbreak and other epidemics and pandemics that may arise in the future could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general in significant and unforeseen ways.  A health crisis may also exacerbate other pre-existing political, social and economic risks.  Any such impacts could adversely affect the prices and liquidity of the Fund's investments and the Fund's performance.

1041721 37                    SEPTEMBER-SAI-COMBINED-SUP-I-063020

Effective June 30, 2020, the following is added as the first paragraph in the sub-section entitled "Emerging Market Countries" under the main heading entitled "Appendix J – INVESTMENT STRATEGIES AND RISKS":
Emerging market countries include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, the country's inclusion in an emerging market or frontier emerging market index, and other factors that demonstrate that the country's financial and capital markets are in the development phase. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.

Effective June 30, 2020, the following is added to “Appendix K - Investment Restrictions”:
MFS International Large Cap Value Fund

As fundamental investment restrictions, the Fund:

1.	May borrow money to the extent not prohibited by applicable law.

2.	May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3.	May issue senior securities to the extent not prohibited by applicable law.

4.	May make loans to the extent not prohibited by applicable law.

5.	May purchase and sell real estate or commodities to the extent not prohibited by applicable law.

6.
May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

Except for fundamental investment restriction No. 1, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

1041721 38                    SEPTEMBER-SAI-COMBINED-SUP-I-063020